January 12, 2006

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE: Initial registration statements on Form N-4 under the Securities Act of 1933 and Investment Company Act of 1940 of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey

Dear Ms. Samuel:

Along with this letter, we include on behalf of each of Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ") a registration statement on Form N-4. The PLNJ variable annuity will be sold only in New York, and the Pruco Life annuity will be sold in the remaining 49 states. The PLNJ version is substantially similar to the Pruco Life version, except for certain minor differences dictated by New York insurance law. We plan to begin offering these annuities on or about May 1, 2006.

Each annuity will offer three distinct classes:

    o A "B Share" class, featuring a 7 year contingent deferred sales charge ("CDSC"); and
    o An "L Share" class, featuring a 4-year CDSC; and
    o An "X Share" class, featuring a 9-year CDSC, a bonus amount, and a longevity credit.

Each of these classes will offer the same insurance and administrative features. The primary difference among the classes is limited to the sales charges and asset-based charges. The Pruco Life B, L, and X classes will use the same base annuity contract in the 49 states (although there will be minor, state-specific differences in certain states).

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For the PLNJ product in New York, we will use one form of contract for the B and
L classes and a different, but substantially identical, form of contract for the X class. We are doing this because sometime in the future, we may wish to add a companion market value adjustment to this product (and to the Pruco Life product). Any such MVA option would be registered on a separate, Form S-3 registration statement. For the B class and L class, the PLNJ annuity contract will refer to our ability, in the future, to offer a companion MVA option. The contract will make clear that no MVA option is being offered presently, and thus will avoid any implication that we are offering a security that has not been registered with the SEC. For actuarial reasons, we have decided against offering a companion MVA option with respect to the PLNJ X class. Given that we do not plan to offer a companion MVA with the PLNJ X class, the New York Insurance Department would not allow a contract filing that included both the X class and a possible MVA option. Thus, this regulatory position has compelled us to file the X class in New York as a separate contract that does not refer to an MVA option. Apart from the fact that the PLNJ B and L class contract refers to an MVA option, and the X class contract does not, the two contracts are substantially identical.

As further support for our view that the B, L, and X classes appropriately may be registered as a single security under the 1933 Act, we point out that neither Pruco Life nor PLNJ has any immediate intention to add insurance features that would be available under certain classes of the annuity, but not others. If, in the future, we contemplate adding such features, we will discuss with the Staff whether the above-mentioned classes need to be re-registered under separate registration statements.

Pruco Life and PLNJ also intend to recapture the X class credit under certain circumstances, which are similar, but not identical, to the recapture regime under their Strategic Partners Annuity One contracts (the "SPAO Contracts"). To accommodate the proposed credit recaptures under the new X class, we are filing under separate cover an application to amend the existing SEC exemptive order for the SPAO Contracts.

Should the Commission or its Staff declare the above-referenced filings effective, we understand that such action does not prevent the Commission from taking action on the filings. The action of the Commission or its Staff in declaring the above-referenced filings effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filings. The Registrant may not assert the fact of the Staff's acceleration as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

We appreciate your attention to these filings.

                                      Sincerely,

                                      /s/ C. Christopher Sprague
                                      --------------------------
                                      C. Christopher Sprague